Related PartyTransactions - Seabras Sapura Transactions - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended								6 Months Ended
	Dec. 31, 2016	Oct. 31, 2016	Jun. 30, 2016	Dec. 30, 2015	Apr. 30, 2015	Jan. 31, 2015	Dec. 31, 2013	Nov. 12, 2012	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	May 31, 2014
Related Party Transaction [Line Items]
Vessel and rig operating expenses									$ 407.0	$ 437.0
Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Notes receivable				$ 3.0					3.0		$ 3.0
Interest rate on related party debt				4.40%
Seabras Sapura [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Interest income, related party									2.0	2.0
Interest receivable									10.0		8.0
Seabras Sapura [Member] | Equity Method Investee [Member] | Brazil [Member]
Related Party Transaction [Line Items]
Vessel and rig operating expenses									1.0	$ 0.6
Seabras Sapura May 2014 Loan One [Member] | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Notes receivable									11.0		11.0	$ 11.0
Loan receivable basis spread on variable rate												3.40%
Seabras Sapura April 2015 Loan [Member] | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Notes receivable					$ 14.0				14.0		14.0
Seabras Sapura June 2016 Loan [Member] | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Notes receivable			$ 14.0						14.0		14.0
Seabras Sapura October 2016 Loan | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Notes receivable		$ 12.0							12.0		12.0
Seabras Sapura December 2016 Loan One | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Notes receivable	$ 6.0								6.0		6.0
Seabras Sapura December 2016 Loan [Member] | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Notes receivable	$ 7.0								7.0		7.0
Interest rate on related party debt	4.50%
Seabras Sapura December 2016 Loan [Member] | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Notes receivable	$ 7.0								7.0		7.0
Interest rate on related party debt	4.50%
Seabras Sapura January 2015 Loan [Member] | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Notes receivable						$ 18.0			18.0		18.0
Interest rate on related party debt						3.40%
LIBOR [Member] | Seabras Sapura April 2015 Loan [Member] | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Interest rate on related party debt					3.99%
LIBOR [Member] | Seabras Sapura June 2016 Loan [Member] | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Interest rate on related party debt			3.99%
LIBOR [Member] | Seabras Sapura October 2016 Loan | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Interest rate on related party debt		3.99%
LIBOR [Member] | Seabras Sapura December 2016 Loan One | Seabras Sapura Joint Venture [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Interest rate on related party debt	3.99%
Other Trading [Member] | Seabras Sapura [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Interest receivable									4.0		6.0
Secured Debt [Member] | Seabras Sapura Joint Venture [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity							$ 543.0
Maximum exposure ratio					5000.00%		5000.00%
Maximum guarantee									$ 312.0		328.0
Sapura Esmeralda [Member] | Seabras Sapura Joint Venture [Member]
Related Party Transaction [Line Items]
Maturity date									Jul. 29, 2019
Sapura Esmeralda [Member] | Secured Debt [Member] | Seabras Sapura Joint Venture [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity							$ 36.0	$ 179.0
Maximum guarantee									$ 174.0		184.0
Maturity date							Dec. 31, 2020	Dec. 31, 2032
Sapura Diamante And Sapura Topazio [Member] | Secured Debt [Member] | Seabras Sapura Joint Venture [Member]
Related Party Transaction [Line Items]
Maximum guarantee									$ 174.0		$ 186.0
Sapura Onix Sapura Jade And Supra Rubi [Member] | Secured Debt [Member] | Seabras Sapura Joint Venture [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity					$ 780.0